Income Tax - Summary of Income Tax Charge Recognized in Profit and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Current Income Tax on profits for the year	$ (11,682)	$ (6,940)	$ (3,172)
Total Current Income Tax expense	(11,682)	(6,940)	(3,172)
Increase/(decrease) in deferred income tax assets	229	(83)	200
Increase in deferred income tax liabilities	(133)	(624)	(259)
Total Deferred income tax benefit / (expense)	96	(707)	(59)
Income Tax expense	$ (11,586)	$ (7,647)	$ (3,231)